Insurance contract liabilities - Disclosure of insurance contracts liability (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 11,338,810	S/ 10,300,468
Insurance Contract By Term [Abstract]
Short term	948,316	935,182
Long term	10,390,494	9,365,286
Technical reserves for insurance premiums (b)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	11,135,635	10,006,960	S/ 10,273,889	S/ 4,838,260
Technical reserves for claims (c)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 203,175	S/ 293,508	S/ 240,615	S/ 172,253